Right-of-Use Assets	6 Months Ended
Dec. 31, 2022
Right-of-Use Assets [Abstract]
Right-of-use assets

Note 8. Right-of-use assets

	Consolidated
	31 December	30 June
	2022	2022
	$	$

Land and buildings - right-of-use	400,140	105,597
Less: Accumulated depreciation	-	(70,398)
	400,140	35,199

The consolidated entity had a 3-year lease agreement for office premises in Perth, Australia which ended on 31 December 2022.

The consolidated entity extended its lease over the premises for an additional 3 years, with options for a 4th and 5th year. The total payments under the lease amounting to $487,469 have been discounted at the Company’s incremental borrowing rate of 7.8% in order to determine the initial lease liability of $400,140. To determine the incremental borrowing rate, third party financing was used as a starting point and adjusted to reflect changes in financing conditions.